Condensed Consolidated Balance Sheets (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 19,268,280	$ 14,279,797
Accounts receivable, net of US$72,672 and US$70,874 allowance of doubtful accounts as of September 30, 2020 and December 31, 2019, respectively	17,788,923	16,049,453
Inventories	269,161	203,778
Due from related parties	73,633	71,884
Prepaid expenses and other current assets	389,845	283,269
TOTAL CURRENT ASSETS	37,762,178	30,888,181
Property, plant and equipment, net	9,370,419	9,867,584
Intangible assets, net	969,365	989,052
TOTAL ASSETS	48,129,626	41,744,817
CURRENT LIABILITIES
Short-term bank loans		430,923
Accounts payable	1,011,632	795,480
Due to related parties	4,766,080	5,000,803
Income tax payable	107,921	642,967
Accrued expenses and other current liabilities	833,219	2,340,858
Deferred grants	235,655	229,826
TOTAL CURRENT LIABILITIES	6,954,507	9,440,857
Deferred grants-non current	475,237	635,851
TOTAL LIABILITIES	7,429,744	10,076,708
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS' EQUITY
Common stock, $1.0 par value, 50,000 authorized, 10,000 and 10,000 issued and outstanding as of September 30, 2020 and December 31, 2019, respectively*	10,000	1,288
Additional paid in capital	32,034	40,746
Statutory reserve	2,003,569	2,003,569
Retained earnings	39,336,959	31,357,494
Accumulated other comprehensive loss	(682,680)	(1,734,988)
TOTAL STOCKHOLDERS' EQUITY	40,699,882	31,668,109
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 48,129,626	$ 41,744,817